Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Property, plant and equipment	€ 3,270,937	€ 2,547,497	€ 2,324,107
Self-constructed Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment	€ 87,656	€ 87,885